Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Reorganization Distributions To Satisfy Allowed Claims
A summary of claims is as follows (in thousands, except number of filed claims):

	For The Year Ended December 31, 2014
					Remaining Filed
	Settled Claims				Claims
			Consideration
	Count	Amount	Cash	Stock	Count	Amount
U.S. Government Claims	—	$—	$—	—	2	$22,364
Other Various Claims	1	3,702	—	146	25	4,158
Total	1	$3,702	$—	146	27	$26,522

	For The Year Ended December 31, 2013
					Remaining Filed
	Settled Claims				Claims
			Consideration
	Count	Amount	Cash	Stock	Count	Amount
U.S. Government Claims	1	$—	$—	—	2	$22,364
Former Employee Claims	19	12,695	340	162	—	—
Macquarie Capital (USA) Inc.	1	8,672	2,500	—	—	—
Swann and Buzzard Creek Royalty Trust	1	3,200	2,000	—	—	—
Other Various Claims (1)	37	2,339	543	47	26	17,860
Total	59	$26,906	$5,383	209	28	$40,224
_____________________________

(1)	Includes reserve for contingent/unliquidated claims in the amount of $10 million.

Schedule of Future Minimum Lease Payments for Capital Leases
Minimum annual lease payments including interest, for capital leases are as follows (in thousands):

2015	$382
2016	382
2017	382
2018	420
2019	420
Thereafter	—
Total minimum lease payments	1,986
Less amount representing interest	460
Total minimum rental payments	$1,526

Schedule of Future Minimum Rental Payments for Operating Leases
Minimum annual lease payments extending to 2044 for operating leases to which we are legally obligated and having initial or remaining non-cancellable lease terms in excess of one year are as follows (in thousands):

2015	$28,944
2016	13,263
2017	11,224
2018	9,902
2019	7,954
Thereafter	18,194
Total minimum rental payments	$89,481